Average Annual Total Returns - Xtrackers Eurozone Equity ETF	Xtrackers Eurozone Equity ETF before tax Inception Date	Xtrackers Eurozone Equity ETF before tax 1 Year	Xtrackers Eurozone Equity ETF before tax 5 Years	Xtrackers Eurozone Equity ETF before tax Since Inception	Xtrackers Eurozone Equity ETF After tax on distributions 1 Year	Xtrackers Eurozone Equity ETF After tax on distributions 5 Years	Xtrackers Eurozone Equity ETF After tax on distributions Since Inception	Xtrackers Eurozone Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Eurozone Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Eurozone Equity ETF After tax on distributions and sale of fund shares Since Inception	NASDAQ Eurozone Large Mid Cap Index (reflects no deductions for fees, expenses or taxes) 1 Year	NASDAQ Eurozone Large Mid Cap Index (reflects no deductions for fees, expenses or taxes) 5 Years	NASDAQ Eurozone Large Mid Cap Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 19, 2015	7.85%	5.15%	2.55%	7.37%	4.70%	2.06%	5.39%	4.16%	2.08%	7.71%	5.19%	2.59%	10.65%	8.93%	6.97%